Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Tax
Income (loss) before income tax consisted of the following (in thousands):

	Year ended December 31,
	2021	2020	2019
US	$97,918	$89,416	$62,706
Korea	2,696	(14,199)	(12,839)

Total Income before income taxes	$100,614	$75,217	$49,867

Summary of the Detail of Income Tax Expense for the Periods
The following table presents the detail of income tax expense for the periods presented (in thousands):

	Year ended December 31,
	2021	2020	2019
Current:
US	$14,481	$15,244	$8,469
Korea	2,049	1,928	2,367

Total Current Taxes:	$16,530	$17,172	$10,836

Deferred:
US	$8,154	$5,105	$5,278
Korea	(2,178)	(683)	(2,572)

Total Deferred Taxes	$5,976	$4,422	$2,706

Total Income Tax Expense	$22,506	$21,594	$13,542

Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods
The following table presents a reconciliation of the statutory rate and our effective tax rate for the periods presented:

	Years Ended December 31,
	2021		2020		2019
Statutory Tax Rate	20.0%		20.0%		20.0%
Foreign Jurisdiction Rate Differential	3.5%		3.8%		3.4%
Non-deductible interest	0.0%		1.5%		0.0%
Withholding Taxes	2.0%		2.3%		4.6%
Tax Credits	(4.2	) %	(3.5	) %	(7.3	) %
Valuation Allowance	1.6%		5.0%		7.6%
Other	(0.6	) %	(0.5	) %	(1.1	) %

Total Tax Rate	22.3%		28.6%		27.2%

Summary of Deferred Tax Assets and Liabilities as of the Dates	The following table presents the significant components of our deferred tax assets and liabilities as of the dates presented (in thousands):

	Year ended December 31,
	2021	2020
Deferred Income Tax Assets:
Net Operating Loss Carryforward	$8,333	$8,206
Tax Credit Carryforward	12,615	9,529
Accruals and Reserves	1,584	1,762
Intangibles	15,643	14,158
Lease Liability	1,860	2,565

Deferred Tax Assets	$40,035	$36,220
Less: Valuation Allowance	(18,112)	(17,936)

Net Deferred Tax Assets	21,923	18,284

Deferred Tax Liabilities
Goodwill	$(45,074)	$(35,096)
Accrued Interest	—	—
Right -of-use-assets	(2,162)	(2,424)
Other	(379)	(359)

Deferred Tax Liabilities	$(47,615)	$(37,879)

Net deferred Tax Liabilities	$(25,692)	$(19,595)